John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778    Fax: 913.660.9157
john.lively@1940actlawgroup.com

February 27, 2018

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:    World Funds Trust (the “Trust”) (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on February 26, 2018 (Accession No. 0001209286-18-000110) for the Class Y Shares to the Cboe Vest Defined Distribution Strategy Fund, the Cboe Vest S&P 500® Buffer Protect Strategy Fund, the Cboe Vest S&P 500® Enhanced Growth Strategy Fund and the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, each a portfolio series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Regards,

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.